UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from April 14, 2014 to May 13, 2014

Commission File Number of issuing entity: 333-181822-01

SMART ABS SERIES 2012-4US TRUST

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-181822

MACQUARIE LEASING PTY LIMITED

(Exact name of depositor and sponsor as specified in its charter)

Australia

(State or other jurisdiction of incorporation or organization of issuing entity)

98-1073245

(IRS Employer Identification Number of issuing entity)

Level 3 9 Hunter Street Sydney, NSW 2000, Australia	Not Applicable
(Address of principal executive offices)	(Zip Code)

+ 61 (2) 8232-3333

(Telephone Number, Including Area Code)

Not Applicable

(Former Name of Former Address, if Changed Since Last Report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (if Section 12(b))
Class A-1 Notes			☒
Class A-2a Notes			☒
Class A-2b Notes			☒
Class A-3a Notes			☒
Class A-3b Notes			☒
Class A-4a Notes			☒
Class A-4b Notes			☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that constitute the assets of SMART ABS Series 2012-4US Trust for the distribution period commencing on April 14, 2014 and ending on May 13, 2014 is set forth in the attached Monthly Servicer Report.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

None.

Item 3. Sales of Securities and Use of Proceeds.

None.

Item 4. Defaults Upon Senior Securities.

None.

Item 5. Submission of Matters to a Vote of Security Holders.

None.

Item 6. Significant Obligors of Pool Assets.

Not applicable.

Item 7. Significant Enhancement Provider Information.

The consolidated unaudited financial statements of Australia and New Zealand Banking Group Limited and its subsidiaries at March 31, 2014 and for the half year ended March 31, 2014, included as an exhibit to Macquarie Leasing Pty Limited’s Form 8-K filed with the Securities and Exchange Commission on May 16, 2014, are hereby incorporated by reference in this Form 10-D and may be reviewed at the EDGAR web site maintained by the Securities and Exchange Commission at http://www.sec.gov.

Item 8. Other Information.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to SMART ABS Series 2012-4US Trust for the distribution period commencing on April 14, 2014 and ending on May 13, 2014. Macquarie Leasing Pty Limited most recently filed a Form ABS-15G with the SEC on February 10, 2014 with respect to all asset-backed securities securitized by it. Macquarie Leasing Pty Limited’s CIK number is 0001549785.

Item 9. Exhibits.

Exhibit 99.1.	Monthly Servicer Report for the distribution period commencing on April 14, 2014 and ending on May 13, 2014.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

MACQUARIE LEASING PTY LIMITED
(Depositor)

/s/ Paul Peterson
Name:	Paul Peterson
Title:	Executive Director

Date: May 18, 2014

EXHIBITS INDEX

Exhibit 99.1.	Monthly Servicer Report for the distribution period commencing on April 14, 2014 and ending on May 13, 2014.